CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Profit (loss) [abstract]
Revenue	R 5,118.5	R 5,269.0	R 4,185.0
Cost of sales	(3,741.5)	(3,388.2)	(2,937.9)
Gross profit from operating activities	1,377.0	1,880.8	1,247.1
Other income	91.3	0.1	0.7
Administration expenses and other costs	(161.2)	(64.0)	(309.9)
Results from operating activities	1,307.1	1,816.9	937.9
Finance income	225.8	216.2	109.8
Finance expense	(74.8)	(69.5)	(68.8)
Profit before tax	1,458.1	1,963.6	978.9
Income tax	(334.3)	(523.7)	(343.9)
Profit for the year	1,123.8	1,439.9	635.0
Items that will not be reclassified to profit or loss, net of tax
Net fair value adjustment on equity investments at fair value through other comprehensive income	(9.1)	(34.4)	190.6
Fair value adjustment on equity investments at fair value through other comprehensive income	(15.7)	(28.2)	191.8
Deferred tax thereon	6.6	(6.2)	(1.2)
Total other comprehensive income for the year	(9.1)	(34.4)	190.6
Total comprehensive income for the year	R 1,114.7	R 1,405.5	R 825.6
Earnings per share
Basic earnings per share (SA cents per share)	R 1.312	R 1.684	R 0.825
Diluted earnings per share (SA cents per share)	R 1.306	R 1.672	R 0.810